Critical Accounting Estimates (Details) - Greenpac Holding LLC	12 Months Ended
Dec. 31, 2017
Disclosure of changes in accounting estimates
Proportion of ownership interest in associate	59.70%
Decision making ownership percentage requirement	80.00%